4. RESTATEMENT OF FINANCIAL STATEMENT (123113 Annual Restatement [Member])	12 Months Ended
Dec. 31, 2013
123113 Annual Restatement [Member]
4. RESTATEMENT OF FINANCIAL STATEMENT

NOTE 4 – RESTATEMENT OF FINANCIAL STATEMENT

The restatement for the 2013 financials is a result of an error in accounting for the issuance of stock for services and the fair value of the services provided. This amendment provides a correction for the error for the 2013 financial statements. We have restated our previously issued consolidated financial statements as of and for the year ended December 31, 2013 to reflect the modification of consulting agreement modifications for the following:

•	In September 2013, the Company originally issued 26,950,000 shares of its common stock for marketing and consulting contract services to Iota Capital Corporation. The agreement modification is restated herein whereby 13,475,000 shares of common stock is recognized at a fair market value of $53,900 as a stock based compensation expense and the remaining shares issued in subsequent periods.
•	In September 2013, the Company originally issued 30,000,000 shares of its common stock for marketing and consulting contract services to KeyStone Trading Ltd. The agreement modification is restated herein whereby 15,000,000 shares of common stock is recognized the fair market value of $60,000 as a stock based compensation expense and the remaining shares issued in subsequent periods.
•	In December 2013, the Company issued 25,000,000 shares of its common stock for investor relations and consulting services to Llew Watkins. The Company recognized the fair market value of $100,000 as a stock based compensation expense.

The following tables summarize the effect of the restatement on the specific items presented in our historical consolidated financial statements included in our previously reported on the amended Form S-1/A dated July 3, 2014:

NCM FINANCIAL, INC.
BALANCE SHEETS

	December 31, 2013 (as originally stated)	Adjustment	December 31, 2013 (as restated)

ASSETS
Current Assets
Cash	$1,513	$—	$1,513
Accounts Receivable	10	—	10
TOTAL CURRENT ASSETS	$1,523	$—	$1,523

TOTAL ASSETS	$1,523	$—	$1,523

LIABILITIES AND MEMBER’S EQUITY

CURRENT LIABILITIES
Accounts payable and accrued liabilities	$171,016	$—	$171,016
Accrued Salaries - Related Parties	152,000	—	152,000
Current portion of long-term debt, including accrued interest	878	—	878
Lines of credit	87,129	—	87,129

TOTAL CURRENT LIABILITIES	411,023	—	411,023

LONG-TERM LIABILITIES
Notes payable – related-party	23,541	—	23,541
Notes payable – long-term	6,410	—	6,410

TOTAL LIABILITIES	440,974	—	440,974

COMMITMENTS AND CONTINGENCIES	—	—	—

Common stock	4,169,500	(284,750)	3,884,750
Discount on common stock	—	(3,670,850)	(3,670,850)
Additional Paid in Capital	33,068,000	(33,068,000)	0
Stockholders' Deficit	(37,676,951)	37,023,600	(653,351)

TOTAL STOCKHOLDERS’ DEFICIT	(439,451)	—	(439,451)

TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$1,523	$—	$1,523

NCM FINANCIAL, INC.
STATEMENTS OF OPERATION

	Year ended December 31, 2013
	(as originally stated)	Adjustment	(as restated)

REVENUES	$29	$—	$29

OPERATING EXPENSES
Consulting expense	141,187	—	141,187
Stock based Compensation	20,487,500	(20,273,600)	213,900

General and Administrative
Professional fees	30,266	—	30,266
Legal fees	80,012	—	80,012
Other expense	7,254	—	7,254

TOTAL OPERATING EXPENSES	20,746,219	(20,273,600)	472,619

NET LOSS FROM OPERATIONS	(20,746,190)	20,273,600	(472,590)

OTHER INCOME (EXPENSE)
Interest expense	(6,605)	—	(6,605)

TOTAL OTHER INCOME (EXPENSE)	(6,605)	—	(6,605)

NET LOSS	$(20,752,795)	$20,273,600	$(479,195)

NET LOSS AVAILABLE PER COMMON SHAREHOLDER	$(20,752,795)	$20,273,600	$(479,195)

NET LOSS PER COMMON SHARES	$(0.06)		$(0.00)

WEIGHTED AVERAGE SHARES
Basic and diluted	356,066,667		345,487,945

NCM FINANCIAL, INC.
STATEMENTS OF CASH FLOWS

	Year ended December 31, 2013
	As originally stated	Adjustment	As restated

OPERATING ACTIVITIES
Net loss	$(20,752,795)	$20,273,600	$(479,195)
Stock based compensation	20,487,500	(20,273,600)	213,900

Adjustments to reconcile net loss to net cash used in operating activities:
Changes in operating assets and liabilities:
Accounts receivable	(10)	—	(10)
Accounts payable and accrued expenses	101,249	—	101,249
Accrued Salaries - Related Parties	114,000	—	114,000
Accrued Interest	48	—	48
Net cash (used) by operating activities	(50,008)	—	(50,008)

FINANCING ACTIVITIES
Advances on lines of credit	36,099	—	36,099
Proceeds on note payable	—	—	—
Payments on note payable	(895)	—	(895)
Advances – member/shareholder loan	16,110	—	16,110
	—	—	—
Net cash provided by financing activities	51,314	—	51,314

NET INCREASE (DECREASE) IN CASH	1,306	—	1,306

CASH
Beginning of year	207	—	207
End of year	$1,513	$—	$1,513

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid	$—	$—	$—
Interest paid	$597	$—	$597